UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)

National Investment Services
Ultra-Short Duration Enhanced Income ETF

Ticker: AWTM

Annual Report

November 30, 2021

National Investment Services Ultra-Short Duration Enhanced Income ETF

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A Message to our Shareholders	1
Performance Summary	2
Portfolio Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	21
Expense Example	22
Statement Regarding Liquidity Risk Management Program	23
Trustees and Executive Officers	24
Additional Information	26

1

National Investment Services Ultra-Short Duration Enhanced Income ETF

Dear Shareholder,

We believe the National Investment Services Ultra-Short Duration Enhanced Income ETF (the “Fund”) had a successful year, managing to generate a positive return in a period when most high-quality fixed income benchmarks had negative returns. The Fund’s total returns (net asset value) were 0.70% for the fiscal year ended November 30, 2021. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned 0.05% for the same period. Fixed income products in general underperformed due to rapidly rising long-term rates in February and March 2021. More relevant to the Fund, short-term rates began to rise significantly in October 2021 as the market started to price in future Federal Reserve rate hikes.

The Fund was able to navigate this by staying in short duration investments including, at the start of the fiscal year, more cyclical names where the yield earned seemed outsized to the risk of the investment. As the economy picked up in the first half of the fiscal year, and those investments performed well, the Fund started to take on a slightly more conservative position with a bias toward less cyclical/defensive names.

Unemployment rates have dropped and are now close to pre-pandemic levels, while inflation rates are significantly higher than at any point in the last 30 years. The Federal Reserve seems to have little choice but to take some stimulus out of the economy via tapering of treasury bond purchases and subsequent hikes to the Fed Funds rate throughout 2022. We believe the Fund is prepared for the inevitable volatility that occurs during Fed hiking cycles but anticipate a solid year for the U.S. economy and the markets in general, which should be constructive for the Fund.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting www.awtmetf.com. Please read the prospectus carefully before you invest.

Diversification does not ensure a profit or protect against loss.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. The Fund is new with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

Toroso Investments, LLC is the Investment Advisor of the Fund and National Investment Services of America, LLC is the Investment Sub-Advisor and is responsible for day-to-day operations of the Fund. Since the Fund is actively managed it does not seek to replicate the performance of a specified index. The Fund therefore may have higher portfolio turnover and trading costs than index-based funds. The Fund may invest in other funds, and in so doing will incur the expenses and risks of those funds.

The fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, call and interest rate risk. As interest rates rise, the value of bond prices will decline.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

2

National Investment Services Ultra-Short Duration Enhanced Income ETF

PERFORMANCE SUMMARY (Unaudited)

$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
$9,700
1/28/19
2/28/19
4/30/19
6/30/19
8/31/19
10/31/19
12/31/19
2/30/20
4/30/20
6/30/20
8/31/20
10/31/20
12/31/20
2/28/21
4/30/21
6/30/21
8/31/21
10/31/21
11/30/21
National Investment Services Ultra-Short Duration Enhanced Income ETF - NAV
National Investment Services Ultra-Short Duration Enhanced Income ETF - Market
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Total Returns for the periods ended November 30, 2021:	One Year	Since Inception (1/28/2019)	Ending Values (11/30/2021)
National Investment Services Ultra-Short Duration Enhanced Income ETF - NAV	0.70%	1.55%	$10,446
National Investment Services Ultra-Short Duration Enhanced Income ETF - Market	0.66%	1.53%	$10,441
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.98%	$10,282

This chart illustrates the performance of a hypothetical $10,000 investment made on January 28, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530. The Fund’s expense ratio is 0.25% (as of the Fund’s most recently filed Prospectus dated November 6, 2021).

3

National Investment Services Ultra-Short Duration Enhanced Income ETF

PORTFOLIO ALLOCATION at November 30, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Cash & Cash Equivalents(1)	25.0%
Asset Backed Securities	21.0
Financial	17.8
Consumer, Non-cyclical	8.4
United States Treasury Obligations	7.8
Mortgage Backed Securities	4.6
Energy	4.5
Utilities	4.5
Consumer, Cyclical	4.2
Industrial	1.1
Technology	1.1
Total	100.0%

(1)Represents cash, money market funds, and liabilities in excess of other assets.

National Investment Services Ultra-Short Duration Enhanced Income ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at November 30, 2021 (Continued)

Principal Amount		Value
ASSET BACKED SECURITIES: 21.0%
	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR
$425,000	1.874% (3 Month LIBOR USD + 1.750%), 7/25/34 (1)	$425,265
	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class A
549,978	0.420%, 1/15/25	549,872
	Halsey Point CLO I Ltd., Series 2019-1A, Class A1A1
2,100,000	1.482% (3 Month LIBOR USD + 1.350%), 1/20/33 (1)	2,101,537
	Invitation Homes Trust, Series 2018-SFR1, Class C
1,869,732	1.341% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	1,873,014
	Invitation Homes Trust, Series 2018-SFR2, Class A
426,119	0.990% (1 Month LIBOR USD + 0.900%), 6/17/37 (1)	426,737
	Invitation Homes Trust, Series 2018-SFR2, Class C
499,921	1.370% (1 Month LIBOR USD + 1.280%), 6/17/37 (1)	501,160
	Invitation Homes Trust, Series 2018-SFR3, Class B
1,243,437	1.241% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	1,246,096
	Invitation Homes Trust, Series 2018-SFR4, Class B
499,977	1.341% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	501,151
	Invitation Homes Trust, Series 2018-SFR4, Class C
499,977	1.491% (1 Month LIBOR USD + 1.400%), 1/17/38 (1)	501,275
	Santander Retail Auto Lease Trust, Series 2021-C, Class A3
520,000	0.500%, 3/20/25	517,492
	SMB Private Education Loan Trust, Series 2017-B, Class A2A
743,400	2.820%, 10/15/35	760,846
	Sonic Capital, LLC, Series 2020-1A, Class A2I
241,938	3.845%, 1/20/50	253,430

TOTAL ASSET BACKED SECURITIES
(Cost $9,659,977)		9,657,875

Principal Amount		Value
MORTGAGE-BACKED SECURITIES: 4.6%
	Citigroup Commercial Mortgage Trust, Series 2013-GC15
$265,000	4.371%, 9/10/46 (1)	$278,658
	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1M
1,821,101	0.992% (1 Month LIBOR USD + 0.900%), 1/25/48 (1)	1,821,182

TOTAL MORTGAGE BACKED SECURITIES
(Cost $2,107,283)		2,099,840

CORPORATE BONDS: 41.6%

Agriculture: 1.1%
	Bunge Ltd. Finance Corp.
500,000	3.000%, 9/25/22	508,874

Auto Manufacturers: 4.2%
	General Motors Financial Co., Inc.
1,050,000	1.442% (3 Month LIBOR USD + 1.310%), 6/30/22 (1)	1,054,565
868,000	1.123% (3 Month LIBOR USD + 0.990%), 1/5/23 (1)	872,757
		1,927,322
Banks: 17.8%
	Barclays PLC
580,000	1.535% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	587,114
	BBVA USA
600,000	2.875%, 6/29/22	607,278
	Citigroup, Inc.
500,000	1.258% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)(2)	506,018
	Citizens Financial Group, Inc.
800,000	4.150%, 9/28/22	822,940
	Cooperatieve Rabobank UA
500,000	3.950%, 11/9/22	514,699
	The Goldman Sachs Group, Inc.
579,000	1.776% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	593,644
325,000	0.925% (SOFR + 0.486%), 10/21/24 (1)(3)	323,801
	ING Groep NV
400,000	3.150%, 3/29/22	403,543
	Lloyds Banking Group PLC
200,000	2.907% (3 Month LIBOR USD + 0.810%), 11/7/23 (1)(3)	203,744

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at November 30, 2021 (Continued)

Principal Amount		Value
CORPORATE BONDS: 41.6% (Continued)

Banks: 17.8% (Continued)
	Morgan Stanley
$830,000	4.875%, 11/1/22	$861,360
500,000	0.731% (SOFR + 0.616%), 4/5/24 (1)(3)	498,992
	NatWest Markets PLC
640,000	1.711% (3 Month LIBOR USD + 1.662%), 9/29/22 (1)	647,496
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	333,309
	UBS Group AG
740,000	1.384% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	743,922
	Wells Fargo & Co.
500,000	1.359% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	504,890
		8,152,750
Commercial Services: 2.0%
	Global Payments, Inc.
450,000	3.750%, 6/1/23	465,694
	Quanta Services, Inc.
440,000	0.950%, 10/1/24	435,813
		901,507
Electric: 3.4%
	Edison International
292,000	2.400%, 9/15/22	295,115
	National Rural Utilities Cooperative Finance Corp.
395,000	1.000%, 10/18/24	392,847
	NextEra Energy Capital Holdings, Inc.
530,000	0.430% (3 Month LIBOR USD + 0.270%), 2/22/23 (1)	529,284
	WEC Energy Group, Inc.
340,000	0.800%, 3/15/24	337,544
		1,554,790
Food: 0.6%
	Hormel Foods Corp.
260,000	0.650%, 6/3/24	258,101

Gas: 1.1%
	Atmos Energy Corp.
300,000	0.625%, 3/9/23	299,590
	ONE Gas, Inc.
225,000	0.850%, 3/11/23	224,795
		524,385

Principal Amount		Value
Healthcare Products: 1.6%
	Thermo Fisher Scientific, Inc.
$400,000	0.399% (SOFR + 0.350%), 4/18/23 (1)	$400,247
340,000	1.215%, 10/18/24	339,974
		740,221

Healthcare Services: 0.5%
	Humana, Inc.
220,000	0.650%, 8/3/23	219,006

Miscellaneous Manufacturers: 1.1%
	Carlisle Companies, Inc.
500,000	3.750%, 11/15/22	510,403

Oil & Gas: 1.6%
	BP Capital Markets America, Inc.
309,000	2.937%, 4/6/23	318,096
	Suncor Energy, Inc.
420,000	2.800%, 5/15/23	430,656
		748,752
Pharmaceuticals: 2.6%
	AbbVie, Inc.
720,000	2.300%, 11/21/22	731,090
	Bayer US Finance II, LLC
475,000	2.200%, 7/15/22	477,182
		1,208,272
Pipelines: 2.9%
	Sabine Pass Liquefaction, LLC
150,000	6.250%, 3/15/22	150,301
486,000	5.625%, 4/15/23 (4)	511,157
	TransCanada PipeLines Ltd.
685,000	1.000%, 10/12/24 (2)	680,487
		1,341,945
Software: 1.1%
	VMware, Inc.
500,000	2.950%, 8/21/22	507,115

TOTAL CORPORATE BONDS
(Cost $19,048,613)		19,103,443

UNITED STATES TREASURY OBLIGATIONS: 7.8%

United States Treasury Notes: 7.8%
3,616,000	0.375%, 8/15/24	3,581,111
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $3,578,908)		3,581,111

National Investment Services Ultra-Short Duration Enhanced Income ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at November 30, 2021 (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 24.8%

Money Market Funds: 24.8%
11,371,587	First American Treasury Obligations Fund, Class X, 0.026% (5)	$11,371,587
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,371,587)		11,371,587

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
534,375	Mount Vernon Liquid Assets Portfolio, LLC, 0.010% (5)	534,375

TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $534,375)		534,375

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $46,300,743)		46,348,231
Liabilities in Excess of Other Assets: (1.0)%		(461,517)
TOTAL NET ASSETS: 100.0%		$45,886,714

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

(1)Variable rate security; rate shown is the rate in effect on November 30, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $524,382 or 1.1% of net assets as of November 30, 2021. The remaning contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on November 30, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(4)Step-up bond; the interest rate shown is the rate in effect as of November 30, 2021.

(5)The rate quoted is the annualized seven-day effective yield as of November 30, 2021.

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF ASSETS AND LIABILITIES November 30, 2021

ASSETS
Investments in securities, at value (Cost $46,300,743) (Note 2) (1)	$46,348,231
Receivables:
Interest	81,254
Securities lending income, net (Note 5)	45
Total assets	46,429,530

LIABILITIES
Collateral received for securities loaned (Note 5)	534,375
Payables:
Management fees (Note 4)	8,441
Total liabilities	542,816
NET ASSETS	$45,886,714

COMPONENTS OF NET ASSETS
Paid-in capital	$54,361,462
Total distributable (accumulated) earnings (losses)	(8,474,748)
Net assets	$45,886,714

Net Asset Value (unlimited shares authorized):
Net assets	$45,886,714
Shares of beneficial interest issued and outstanding	925,000
Net asset value	$49.61

(1)Includes loaned securities with value of $524,382.

National Investment Services Ultra-Short Duration Enhanced Income ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Year Ended November 30, 2021

INVESTMENT INCOME
Interest income	$2,147,690
Securities lending income (Note 5)	312
Total investment income	2,148,002

EXPENSES
Management fees (Note 4)	385,063
Total expenses	385,063
Net investment income (loss)	1,762,939

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	1,192,612
Change in net unrealized appreciation/depreciation on investments	(1,515,334)
Net realized and unrealized gain (loss) on investments	(322,722)
Net increase (decrease) in net assets resulting from operations	$1,440,217

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2021	Year Ended November 30, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,762,939	$6,370,062
Net realized gain (loss) on investments	1,192,612	(9,651,555)
Change in net unrealized appreciation/depreciation on investments	(1,515,334)	872,824
Net increase (decrease) in net assets resulting from operations	1,440,217	(2,408,669)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(1,815,900)	(6,563,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (1)	(180,335,241)	(64,851,466)
Total increase (decrease) in net assets	(180,710,924)	(73,823,635)

NET ASSETS
Beginning of year	226,597,638	300,421,273
End of year	$45,886,714	$226,597,638

(1)Summary of share transactions is as follows:

	Year Ended November 30, 2021		Year Ended November 30, 2020
	Shares	Value	Shares	Value
Shares sold (2)	325,000	$16,182,158	3,625,000	$182,694,745
Shares redeemed (3)	(3,950,000)	(196,517,399)	(5,025,000)	(247,546,211)
Net increase (decrease)	(3,625,000)	$(180,335,241)	(1,400,000)	$(64,851,466)

(2)Net variable fees of $1,618 and $25,582, respectively.

(3)Net variable fees of $19,654 and $33,674, respectively.

National Investment Services Ultra-Short Duration Enhanced Income ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

	Year Ended November 30, 2021	Year Ended November 30, 2020	Period Ended November 30, 2019 (1)
Net asset value, beginning of period/year	$49.80	$50.49	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52	0.93	1.16
Net realized and unrealized gain (loss) on investments	(0.17)	(0.70)	0.43
Total from investment operations	0.35	0.23	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.54)	(0.92)	(1.10)
Total distributions	(0.54)	(0.92)	(1.10)

Net asset value, end of period/year	$49.61	$49.80	$50.49
Total return (4)	0.70%	0.49%	3.22	(3)%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$45.9	$226.6	$300.4
Portfolio turnover rate	66%	194%	49	(3)%
Ratio of expenses to average net assets	0.23%	0.23%	0.23	(5)%
Ratio of net investment income (loss) to average net assets	1.05%	1.89%	2.74	(5)%

(1)The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

11

National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2021

NOTE 1 – ORGANIZATION

The National Investment Services Ultra-Short Duration Enhanced Income ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on January 28, 2019.

The Fund’s investment objective is to seek to maximize current income over the most recently issued three-month U.S. Treasury bill while maintaining low volatility and preservation of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

12

National Investment Services Ultra-Short Duration Enhanced Income ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$9,657,875	$—	$9,657,875
Mortgage-Backed Securities	—	—	2,099,840	—	2,099,840
Corporate Bonds (1)	—	—	19,103,443	—	19,103,443
United States Treasury Obligations	—	—	3,581,111	—	3,581,111
Short-Term Investments	—	11,371,587	—	—	11,371,587
Investments Purchased With Collateral From Securities Lending (2)	534,375	—	—	—	534,375
Total Investments in Securities	$534,375	$11,371,587	$34,442,269	$—	$46,348,231

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of November 30, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid on a monthly basis. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2021, no reclassification adjustments were made.

K.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may affect a fund’s ability to invest in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management is currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and government-sponsored entities, including, the Government National Mortgage Administration (“Ginnie Mae”). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. By contrast, Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.

B.Asset-Backed Securities (“ABS”) Risk. The price paid by the Fund for ABS, the yield the Fund expects to receive from such securities, and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Sub-Adviser (defined below) to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.Collateralized Loan Obligation (“CLO”) Risk. In addition to the normal interest rate, default and other risks of fixed- income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

D.Commercial Paper Risk. The value of the Fund’s investments in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

E.Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

F.Debt Securities Risk. The Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

G.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares of the Fund is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares of the Fund or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares of the Fund in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.

H.Floating or Variable Rate Securities. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

I.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.Illiquid Securities Risk. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

K.Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

•Financial Services Sector Risk. The Fund may invest in companies in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital, among other factors. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses. As of November 30, 2021, 17.8% of the Fund’s net assets were invested in the financial services sector.

L.Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

M.Mortgage-Backed Securities (“MBS”). The Fund invests in MBS issued or guaranteed by the U.S. government. Such securities are subject to credit, interest rate, prepayment, and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain MBS.

N.Non-Investment Grade Security Risk. Securities which are rated by credit ratings agencies may be subject to downgrade, which may have an indirect impact on the market price of securities. Securities may be downgraded by credit ratings agencies due to, for example, the weakening financial condition of the issuer or declining revenues. If an issuer fails to pay interest or otherwise fails to meet its obligations to the Fund, the Fund’s income might be reduced and the value of the investment might fall, and if an issuer fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

O.Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

P.Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Q.Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

R.Repurchase Agreement Risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money.

S.Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

T.TBA Securities and Rolls Risk. TBA transactions are subject to increased credit risk and increased overall investment exposure. TBA rolls involve the risk that the Fund’s counterparty will be unable to deliver the MBS underlying the TBA roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. TBA roll transactions may have the effect of creating leverage in the Fund’s portfolio.

U.Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser (defined below) may not accurately evaluate the security’s comparative credit rating.

V.U.S. Government Obligations Risk. Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration the Fund subject to the direction and oversight of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.23%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). To the extent the Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses will be greater than 0.23%. Management Fees incurred are paid monthly to the Adviser.

Effective January 28, 2021, National Investment Services of America, LLC, doing business as National Investment Services (the “Sub-Adviser”), serves as sub-adviser to the Fund pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.21%. The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

During the fiscal year ended November 30, 2021, from the period December 1, 2020 to December 31, 2020, Aware Asset Management, Inc. (“Aware”) served as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Aware with respect to the Fund (the “Aware Sub-Advisory Agreement”). Under the Aware Sub-Advisory Agreement, Aware was entitled to a monthly fee at an annual rate of 0.21% based upon the average daily net assets of the Fund.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub- administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earns interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statement may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
National Investment Services Ultra-Short Duration Enhanced Income ETF	$524,382	$534,375	1.1%

As of November 30, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral from the Fund invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the fiscal year ended November 30, 2021, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed on the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the portion of total cash collateral received. Securities lending income is disclosed in the Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $70,340,147 and $225,975,906, respectively.

For the year ended November 30, 2021, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were $13,831,943 and $15,251,953, respectively.

For the year ended November 30, 2021, there were no purchases or sales of in-kind transactions.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended November 30, 2021 and November 30, 2020, are as follows:

Distributions paid from:	November 30, 2021	November 30, 2020
Ordinary income	$1,815,900	$6,563,500

As of the most recent fiscal year ended November 30, 2021 the components of accumulated earnings/(losses) on a tax basis were as follows:

November 30, 2021
Cost of investments	$46,300,743
Gross tax unrealized appreciation	97,428
Gross tax unrealized depreciation	(49,940)
Net tax unrealized appreciation (depreciation)	47,488
Undistributed ordinary income (loss)	83,377
Undistributed long-term capital gain (loss)	—
Total distributable earnings	83,377
Other accumulated gain (loss)	(8,605,613)
Total accumulated gain (loss)	$(8,474,748)

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2021, the Fund had no late year losses. As of the most recent fiscal year ended November 30, 2021, the Fund had short-term capital loss carryovers of $8,605,613 which do not expire. During the year ended November 30, 2021, the Fund utilized $882,084 of short-term and $89,579 of long-term capital loss carryovers.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended November 30, 2021, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of November 30, 2021	—
Average interest rate	—

Interest expense incurred for the year ended November 30, 2021 is disclosed in the Statement of Operations, if applicable.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 10 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS November 30, 2021 (Continued)

21

National Investment Services Ultra-Short Duration Enhanced Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
National Investment Services
Ultra-Short Duration Enhanced Income ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of National Investment Services Ultra-Short Duration Enhanced Income ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period January 28, 2019 (commencement of operations) to November 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period January 28, 2019 to November 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2022

22

National Investment Services Ultra-Short Duration Enhanced Income ETF

EXPENSE EXAMPLE For the Six-Months Ended November 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 1, 2021 to November 30, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During the Period June 1, 2021 - November 30, 2021 (1)
Actual	$1,000.00	$1,000.40	$1.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.92	$1.17

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.23% multiplied by the average account value over the period multiplied by 183/365 to reflect the most recent six-month period.

23

National Investment Services Ultra-Short Duration Enhanced Income ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the National Investment Services Ultra-Short Duration Enhanced Income ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

24

National Investment Services Ultra-Short Duration Enhanced Income ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018); Head of Global Distribution Services, Foreside Financial Group, LLC (broker-dealer) (2016); Managing Director, Head of Global Distribution Services, Beacon Hill Fund Services (broker-dealer) (2015–2016).	28	None

Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	28	None

Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	28	None
Interested Trustee and Executive Officer
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	28

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

25

National Investment Services Ultra-Short Duration Enhanced Income ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable

William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable

Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

26

National Investment Services Ultra-Short Duration Enhanced Income ETF

Qualified Dividend Income/Dividends Received Deduction (Unaudited)

For the period ended November 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended November 30, 2021 was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2021, was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended November 30, 2021, was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Fund’s website at www.awareetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.awareetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.awareetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.awareetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
National Investment Services of America, LLC (dba National Investment Services)
777 East Wisconsin Avenue, Suite 2350
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
National Investment Services Ultra-Short Duration Enhanced Income ETF	AWTM	886364108

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

National Investment Services Ultra-Short Duration Enhanced Income ETF

	FYE 11/30/2021	FYE 11/30/2020
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 11/30/2021	FYE 11/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2021	FYE 11/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 2, 2022

By (Signature and Title)*	/s/ Daniel H. Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	February 3, 2022

* Print the name and title of each signing officer under his or her signature.